COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Schedule of Future lease payment - Undiscounted Cash Flows

2022 (excluding three months ended March 31, 2022)	$122,631
2023	165,254
2024	27,601
Total future minimum lease payments	315,486
Less effect of discounting	(18,104)
Present value of future minimum lease payments	$297,382

Schedule of Cash Flows informations

Non-cash operating lease expense (operating cash flow)	$36,291
Change in operating lease liabilities (operating cash flow)	$(35,741)
Supplemental non-cash amounts of operating lease liabilities arising from obtaining right-of-use assets	$333,123

Summary of monthly rental payments, presented by year

Year Ending December 31,	Operating Leases
2022	$163,158
2023	165,254
2024	27,601
Total	$356,013